united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30/18

Date of reporting period: 02/28/18

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares	Security	Market Value

	COMMON STOCK - 99.6%
	AEROSPACE & DEFENSE - 8.3%
9,906	Boeing Co.	$3,588,052
27,866	Harris Corp.	4,351,276
38,921	HEICO Corp.	3,331,638
8,503	Lockheed Martin Corp.	2,996,797
		14,267,763
	BANKS - 5.0%
67,847	Bank of the Ozarks, Inc.	3,384,887
22,449	JPMorgan Chase & Co.	2,592,860
37,992	SunTrust Banks, Inc.	2,653,361
		8,631,108
	BIOTECHNOLOGY - 2.0%
18,714	Amgen, Inc.	3,439,072

	CHEMICALS - 4.0%
12,892	Air Products & Chemicals, Inc.	2,072,905
3,885	NewMarket Corp.	1,623,580
7,971	Sherwin-Williams Co.	3,200,994
		6,897,479
	COMMERCIAL SERVICES - 4.1%
15,131	Ecolab, Inc.	1,973,839
13,938	MarketAxess Holdings, Inc.	2,821,051
66,530	Nielsen Holdings PLC	2,170,874
		6,965,764
	COMPUTERS - 2.1%
20,534	Apple, Inc.	3,657,516

	DIVERSIFIED FINANCIAL SERVICES - 7.9%
15,086	Ameriprise Financial, Inc.	2,360,054
4,480	BlackRock, Inc.	2,461,446
52,201	Discover Financial Services	4,115,005
36,626	Visa, Inc.	4,502,800
		13,439,305
	ELECTRIC - 3.2%
281,348	Algonquin Power & Utilities Corp.	2,776,905
17,890	NextEra Energy, Inc.	2,721,963
		5,498,868
	ENVIRONMENTAL CONTROL - 2.0%
47,202	Waste Connections, Inc.	3,340,958

	FOOD - 2.7%
58,849	Hormel Foods Corp.	1,910,239
25,322	McCormick & Co., Inc.	2,703,883
		4,614,122
	GAS - 1.3%
51,461	UGI Corp.	2,217,454

	HEALTHCARE PRODUCTS - 1.9%
40,272	Medtronic PLC	3,217,330

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares	Security	Market Value

	COMMON STOCK - 99.6% (Continued)
	HEALTHCARE SERVICES - 5.6%
6,962	Chemed Corp.	$1,807,544
30,691	Quest Diagnostics, Inc.	3,162,708
20,776	UnitedHealth Group, Inc.	4,698,700
		9,668,952

	HOUSEHOLD PRODUCTS/WARES - 1.9%
66,406	Church & Dwight Co., Inc.	3,266,511

	INSURANCE - 1.6%
30,438	Allstate Corp.	2,808,210

	INTERNET - 1.3%
20,449	Expedia, Inc.	2,150,621

	LODGING - 1.6%
23,198	Wyndham Worldwide Corp.	2,685,864

	MACHINERY DIVERSIFIED - 1.4%
17,768	Nordson Corp.	2,382,156

	MEDIA - 2.9%
81,401	Comcast Corp.	2,947,530
9,889	FactSet Research Systems, Inc.	2,009,247
		4,956,777
	OIL & GAS - 2.4%
85,308	Cabot Oil & Gas Corp.	2,061,041
22,157	Phillips 66 Co.	2,002,328
		4,063,369
	PHARMACEUTICALS - 2.2%
47,262	Zoetis, Inc.	3,821,605

	PIPELINES - 2.4%
106,738	Antero Midstream GP LP	1,974,653
37,199	ONEOK, Inc.	2,095,420
		4,070,073
	REAL ESTATE INVESTMENT TRUSTS - 3.0%
21,868	American Tower Corp.	3,046,868
5,447	Equinix, Inc.	2,135,769
		5,182,637
	RETAIL - 11.8%
25,044	Casey's General Stores, Inc.	2,812,692
18,963	Costco Wholesale Corp.	3,620,037
8,933	Domino's Pizza, Inc.	1,986,789
17,571	Home Depot, Inc.	3,202,666
44,963	Ross Stores, Inc.	3,511,161
53,968	Starbucks Corp.	3,081,573
23,160	TJX Companies, Inc.	1,914,869
		20,129,787

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares	Security		Market Value

	COMMON STOCK - 99.6% (Continued)
	SEMICONDUCTORS - 4.2%
12,766	Broadcom Ltd.		$3,146,308
37,411	Texas Instruments, Inc.		4,053,482
			7,199,790
	SOFTWARE - 9.2%
21,192	Broadridge Financial Solutions, Inc.		2,127,253
24,210	Intuit, Inc.		4,039,681
27,258	j2 Global, Inc.		2,017,637
26,405	Jack Henry & Associates, Inc.		3,097,306
24,827	Microsoft Corp.		2,328,028
14,871	MSCI, Inc.		2,104,544
			15,714,449
	TELECOMMUNICATIONS - 2.2%
35,520	Motorola Solutions, Inc.		3,770,448

	TRANSPORTATION - 1.4%
31,027	Canadian National Railway Co.		2,400,559

	TOTAL COMMON STOCK (Cost - $138,299,166)		170,458,547

	TOTAL INVESTMENTS - 99.6% (Cost - $138,299,166) (a)		$170,458,547
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		650,256
	NET ASSETS - 100.0%		$171,108,803

LP - Limited Partnership
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $138,643,316 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$34,952,656
		Unrealized depreciation:	(3,137,425)
		Net unrealized appreciation:	$31,815,231

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares	Security	Market Value

	COMMON STOCK - 97.8%
	AEROSPACE/DEFENSE - 1.7%
3,560	Safran SA	$392,697

	AGRICULTURE - 3.1%
6,189	British American Tobacco PLC	365,596
3,417	Philip Morris International, Inc.	353,830
		719,426
	APPAREL - 3.3%
1,815	adidas AG	402,023
10,596	Moncler SpA	367,618
		769,641
	AUTO PARTS & EQUIPMENT - 1.7%
271	Georg Fischer AG	396,430

	BANKS - 8.2%
5,164	BNP Paribas SA	408,203
20,385	DNB ASA	400,376
15,283	Hang Seng Bank Ltd.	378,941
373,255	Lloyds Banking Group PLC	352,958
6,480	Toronto-Dominion Bank	374,230
		1,914,708
	BEVERAGES - 1.6%
11,055	Diageo PLC	375,416

	CHEMICALS - 5.8%
5,933	Fuchs Petrolub SE	335,654
8,180	Nissan Chemical Industries Ltd.	322,987
6,986	Novozymes A/S	358,955
3,285	Shin-Etsu Chemical Co. Ltd.	345,107
		1,362,703
	COMMERCIAL SERVICES - 3.1%
8,028	Nielsen Holdings PLC	261,954
22,469	RELX PLC	461,076
		723,030
	COSMETICS/PERSONAL CARE - 1.5%
4,927	Kao Corp.	359,612

	DIVERSIFIED FINANCIAL SERVICES - 6.7%
20,994	Close Brothers Group PLC	451,599
5,483	Euronext NV	381,350
11,667	Intrum Justitia AB	362,594
21,587	ORIX Corp.	382,153
		1,577,696
	ELECTRIC - 1.5%
35,957	Algonquin Power & Utilities Corp.	356,104

	ELECTRONICS - 1.3%
1,903	Nidec Corp.	303,862

	ENGINEERING & CONSTRUCTION - 1.3%
31,357	HomeServe PLC	309,867

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares	Security	Market Value

	COMMON STOCK - 97.8% (Continued)
	ENTERTAINMENT - 3.9%
18,431	Aristocrat Leisure Ltd.	$351,529
3,085	Evolution Gaming Group AB	204,978
3,043	Paddy Power Betfair PLC	352,347
		908,854

	FOOD - 1.5%
3,561	Kerry Group PLC	355,128

	FOOD SERVICES - 1.7%
18,480	Compass Group PLC	392,940

	GAS - 2.6%
77,400	China Gas Holdings Ltd	239,783
5,161	Rubis SCA	369,158
		608,941
	HAND/MACHINE TOOLS - 1.5%
870	SMC Corp.	362,562

	HEALTHCARE-PRODUCTS - 1.5%
4,400	Medtronic PLC	351,516

	HEALTHCARE-SERVICES - 1.5%
4,454	Fresenius SE & Co. KGaA	361,796

	HOUSEHOLD PRODUCTS - 1.2%
2,153	Henkel AG & Co. KGaA	285,549

	INSURANCE - 3.4%
46,034	AIA Group Ltd.	382,047
9,043	Tokio Marine Holdings, Inc.	414,236
		796,283
	INTERNET - 1.5%
6,355	Tencent Holdings Ltd.	347,699

	MACHINERY-CONSTRUCTION & MINING - 2.8%
8,635	Atlas Copco AB	367,389
12,159	Modec, Inc.	303,484
		670,873
	MACHINERY-DIVERSIFIED - 1.5%
4,506	Spirax-Sarco Engineering PLC	353,304

	MEDIA - 1.4%
17,066	Quebecor, Inc.	319,784

	OIL & GAS - 2.6%
3,870	DCC PLC	352,505
7,834	Suncor Energy, Inc.	258,250
		610,755
	PACKAGING & CONTAINERS - 2.5%
5,171	CCL Industries, Inc.	257,753
7,550	Huhtamaki OYJ	318,977
		576,730

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares	Security		Market Value

	COMMON STOCK - 97.8% (Continued)
	PHARMACEUTICALS - 7.3%
8,200	Dechra Pharmaceuticals PLC		$282,822
3,575	Merck KGaA		356,149
7,388	Novo Nordisk A/S - ADR		380,334
1,542	Roche Holding AG		355,926
6,778	Shionogi & Co. Ltd.		352,784
			1,728,015
	PIPELINES - 0.8%
6,166	Enbridge, Inc.		196,382

	REAL ESTATE - 2.4%
22,909	Hufvudstaden AB		346,568
2,215	LEG Immobilien AG		229,879
			576,447
	RETAIL - 5.5%
7,273	Alimentation Couche-Tard, Inc.		354,129
1,699	Cosmos Pharmaceutical Corp.		321,160
2,132	Dollarama, Inc.		248,499
2,203	Nitori Holdings Co. Ltd.		369,662
			1,293,450
	SEMICONDUCTORS - 1.7%
1,634	Broadcom Ltd.		402,716

	SOFTWARE - 3.7%
2,776	Dassault Systemes SE		358,034
3,926	SimCorp. A/S		245,406
2,312	Temenos Group AG		268,618
			872,058
	STORAGE/WAREHOUSING - 1.5%
50,496	Safestore Holdings PLC		342,108

	TELECOMMUNICATIONS - 1.5%
14,700	KDDI Corp.		360,958

	TRANSPORTATION - 1.5%
4,611	Canadian National Railway Co.		357,264

	TOTAL COMMON STOCK (Cost - $20,953,316)		22,993,304

	TOTAL INVESTMENTS - 97.8% (Cost - $20,953,316) (a)		$22,993,304
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		512,779
	NET ASSETS - 100.00%		$23,506,083

ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,145,567 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$2,431,121
		Unrealized depreciation:	(583,384)
		Net unrealized appreciation:	$1,847,737

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares	Security	Market Value

	COMMON STOCK - 95.8%
	AEROSPACE/DEFENSE - 4.3%
84	Harris Corp.	$13,117
243	HEICO Corp.	20,801
		33,918
	BANKS - 6.1%
259	Bank of the Ozarks, Inc.	12,921
498	Home BancShares, Inc.	11,449
191	Prosperity Bancshares, Inc.	14,325
108	South State Corp.	9,364
		48,059
	BUILDING MATERIALS - 1.2%
156	Fortune Brands Home & Security, Inc.	9,463

	CHEMICALS - 3.5%
68	International Flavors & Fragrances, Inc.	9,605
21	NewMarket Corp.	8,776
62	Quaker Chemical Corp.	8,837
		27,218
	COMMERCIAL SERVICES - 5.8%
220	Healthcare Services Group, Inc.	9,995
70	MarketAxess Holdings, Inc.	14,168
267	Nielsen Holdings PLC	8,712
328	Service Corp. International	12,277
		45,152
	DISTRIBUTION/WHOLESALE - 2.6%
300	Core-Mark Holding Co., Inc.	6,141
104	Pool Corp.	14,355
		20,496
	DIVERSIFIED FINANCIAL SERVICES - 3.5%
153	Evercore, Inc.	14,237
241	Lazard Ltd.	13,007
		27,244
	ELECTRIC - 2.3%
929	Algonquin Power & Utilities Corp.	9,169
572	NRG Yield, Inc.	8,952
		18,121
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
69	Littelfuse, Inc.	14,317

	ENVIRONMENTAL CONTROL - 1.4%
156	Waste Connections, Inc.	11,042

	FOOD - 3.3%
167	Calavo Growers, Inc.	14,253
88	J&J Snack Foods Corp.	11,821
		26,074
	HAND/MACHINE TOOLS - 1.4%
68	Snap-on, Inc.	10,827

	HEALTHCARE-PRODUCTS - 4.7%
176	Abaxis, Inc.	11,734
130	ResMed, Inc.	12,385
135	STERIS PLC	12,326
		36,445

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares	Security	Market Value

	COMMON STOCK - 95.8% (Continued)
	HEALTHCARE-SERVICES - 7.4%
75	Chemed Corp.	$19,472
253	Encompass Health Corp.	13,475
541	Ensign Group, Inc.	14,445
103	Quest Diagnostics, Inc.	10,614
		58,006
	HOME BUILDERS - 1.8%
107	Thor Industries, Inc.	13,803

	HOUSEHOLD PRODUCTS - 1.5%
230	Church & Dwight Co., Inc.	11,314

	HOUSEWARES - 1.4%
171	Toro Co.	10,870

	INTERNET - 0.9%
162	Cogent Communications Holdings, Inc.	6,942

	LODGING - 1.8%
121	Wyndham Worldwide Corp.	14,009

	MACHINERY-CONSTRUCTION & MINING - 1.4%
175	BWX Technologies, Inc.	11,018

	MACHINERY-DIVERSIFIED - 3.0%
197	Cognex Corp.	10,581
98	Nordson Corp.	13,139
		23,720
	MEDIA - 1.5%
58	FactSet Research Systems, Inc.	11,784

	OIL & GAS - 1.2%
394	Cabot Oil & Gas Corp.	9,519

	PIPELINES - 2.6%
543	Antero Midstream GP LP	10,045
209	Phillips 66 Partners LP	10,270
		20,315
	PRIVATE EQUITY - 1.1%
510	Kennedy-Wilson Holdings, Inc.	8,338

	REAL ESTATE - 5.1%
86	Alexandria Real Estate Equities, Inc.	10,433
92	CoreSite Realty Corp.	8,634
540	Retail Opportunity Investments Corp.	9,266
165	Ryman Hospitality Properties, Inc.	11,378
		39,711
	RETAIL - 6.6%
84	Casey's General Stores, Inc.	9,434
54	Domino's Pizza, Inc.	12,010
98	Lithia Motors, Inc.	10,181
158	Papa John's International, Inc.	9,123
161	Tractor Supply Co.	10,454
		51,202

Copeland SMID Cap Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares	Security		Market Value

	COMMON STOCK - 95.8% (Continued)
	SEMICONDUCTORS - 2.5%
148	Power Integrations, Inc.		$9,946
139	Xilinx, Inc.		9,904
			19,850
	SOFTWARE - 7.6%
136	Broadridge Financial Solutions, Inc.		13,652
160	j2 Global, Inc.		11,843
130	Jack Henry & Associates, Inc.		15,249
133	MSCI, Inc.		18,822
			59,566
	TELECOMMUNICATIONS - 2.3%
166	Motorola Solutions, Inc.		17,621

	TRANSPORTATION - 1.2%
134	Ryder System, Inc.		9,698

	WATER - 3.0%
243	American States Water Co.		12,908
128	American Water Works Co., Inc.		10,158
			23,066

	TOTAL COMMON STOCK (Cost - $707,234)		748,728

	TOTAL INVESTMENTS - 95.8% (Cost - $707,234) (a)		$748,728
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%		32,575
	NET ASSETS - 100.00%		$781,303

LP - Limited Partnership
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $706,852 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$67,402
		Unrealized depreciation:	(25,526)
		Net unrealized appreciation:	$41,876

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last mean on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term investments that mature in 60 days or less may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund invests may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund utilizes fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table above.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$170,458,547	$-	$-	$170,458,547
Total	$170,458,547	$-	$-	$170,458,547

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$3,740,895	$19,252,409	$-	$22,993,304
Total	$3,740,895	$19,252,409	$-	$22,993,304

Copeland SMID Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$748,728	$-	$-	$748,728
Total	$748,728	$-	$-	$748,728

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

* See each Fund's Portfolio of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven J. Adams

Steven J. Adams, Vice President, Treasurer and Principal Financial Officer

Date 4/27/2018

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Executive Officer

Date 4/27/2018